Risk/Return Summary - FidelityTreasuryMoneyMarketFund-CPRO	Apr. 02, 2024
FidelityTreasuryMoneyMarketFund-CPRO | Fidelity Treasury Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Treasury Money Market Fund Advisor C Class December 30, 2023 Prospectus